Cash, cash equivalents and time deposits - Summary of reconciliation of loss before taxation to cash used in operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and time deposits [abstract]
Loss for the year	¥ (791,517)	¥ (881,700)	¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Adjustments for:
- Net loss/(gain) on disposal of non-current assets	109		(1,013)	1,087	950
- Impairment loss on receivables and contract assets	2,800	13,424	28,664	40,217	11,696
- Write down of inventories	1,391	4,258	25,661	6,399	0
- Share-based compensation expenses			1,187,867	931,784	325,429
- Depreciation and amortization	73,027	48,883	101,131	89,610	86,552
- Other finance costs			3,451	3,490	4,202
- Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		278,226	465,254	554,048	479,210
- Fair value changes of financial liabilities measured at FVTPL				4,549	(25,308)
- Inducement charges of warrants					125,213
- Fair value changes of financial assets at FVTPL			61,834	(42,960)	(7,731)
- Net foreign exchange gain			557	5,932	10,162
- Accrued interest income			41,384
- Income tax expense	1,877	1,591	5,868	2,866	0
Changes in:
- Inventories			(62,255)	(68,548)	(41,452)
- Contract assets - current			54,410	1,717	(93,062)
- Trade receivables			(11,166)	(54,076)	(215,850)
- Prepayments and other receivables			7,859	(108,442)	7,055
- Prepayments to and amount due from related parties			312	(25,031)	8,952
- Restricted cash			(2,573)	821	1,828
- Other non-current assets			(3,180)	22,002	(21,532)
- Trade payables			3,734	6,291	(4,485)
- Other payables, deposits received and accrued expenses			98,563	51,517	9,578
- Contract liabilities			(8,022)	8,298	381
- Amounts due to related parties			(68,377)	52,995	(18,615)
- Other non-current liabilities			(1,845)	4,375	5,266
Net cash used in operating activities	¥ (659,448)	¥ (326,183)	¥ (589,804)	¥ (472,024)	¥ (670,381)